Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

VIDENT CORE U.S. BOND STRATEGY ETF
VIDENT CORE U.S. EQUITY FUND
VIDENT INTERNATIONAL EQUITY FUND
PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

April 22, 2019

EXPLANATORY NOTE

On behalf of the Vident Core U.S. Bond Strategy ETF, Vident Core U.S. Equity Fund, Vident International Equity Fund, and PPTY – U.S. Diversified Real Estate ETF each a series of ETF Series Solutions (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on April 1, 2019; such form of Supplement (Accession Number 0000894189-19-002002) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE